RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amount due from related parties

Amount due from related parties:

		As of December 31,
Name	Relationship with the Company	2018	2019
		US$	US$
Interactive Brokers LLC (1)	Under common control with a shareholder of the Company	9,619,438	185,047,211
Xiaomi Corporation and its affiliates(2)	Shareholder of the Company	919,964	397,590
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”)(3)	Long-term available-for-sale investee	3,320,113	886,844
Guangzhou 88 Technology Limited (“Guangzhou 88”)(4)	Entity controlled by management of the Company’s subsidiary	786,586	—
Fast Connection Limited(5)	Entity controlled by a shareholder of the Company	2,200,000	2,200,000
Officer of the Company(6)	Management of the Company	1,291,695	—
(1)

The amount represents the Group’s customer deposit, revenue receivables, cash collaterals for securities borrowing transactions from the Company’s trade execution partner and principle shareholder, Interactive Brokers.

(2)	The amount represents the Group’s prepaid marketing expense to Xiaomi Corporation and its affiliates.
(3)

The amounts represent short-term, interest-free loans provided to the respective parties to facilitate their daily operational cash flow needs as of December 31, 2018 and 2019. In February of 2019, the Group entered into a series of agreements whereby US$3,060,113 of the loans provided to Alphalion Group were converted into a long-term available-for-sale investment (Note 7) and the remaining US$260,000 was repaid. The balance as of December 31, 2019 represents the new short-term, interest-free loans provided to its affiliate.

(4)

The amounts represent short-term loans provided to the Guangzhou 88 to facilitate their daily operational cash flow needs, which was subsequently converted into equity securities of Guangzhou 88 and fully impaired during the year of 2019.

(5)	The amount represents the Group’s prepaid consulting fee to Fast Connection Limited as of December 31, 2018 and 2019.
(6)	The amount represents personal interest-free loan to the Company’s officers, including Mr. Tianhua Wu and others, which were fully repaid in February of 2019.

Amount due to related parties:

		As of December 31,
Name	Relationship with the Company	2018	2019
		US$	US$
Interactive Brokers LLC (7)	Under common control with a shareholder of the Company	—	53,774,882
		—	53,774,882
(7)	The amount represents the Group’s cash collaterals received for securities lending transactions from the Company’s trade execution partner and principle shareholder, Interactive Brokers.